GOODWILL (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Apr. 22, 2020	Apr. 22, 2019
Goodwill [Roll Forward]
Balance as of July 31, 2019	$ 0
Goodwill	31,523,861
Goodwill impairment	(5,621,467)
Balance as of July 31, 2020	$ 25,902,394
LGC
Goodwill [Line Items]
Equity interest acquired (as a percent)	51.20%	51.20%	51.20%	51.20%